UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

2/28/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par		Value ($)
Bonds – 124.2%
Aerospace – 1.3%
Bombardier, Inc., 6.3%, 2014 (n)		$215,000	$144,050
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		195,000	37,050
TransDigm Group, Inc., 7.75%, 2014		60,000	55,200
Vought Aircraft Industries, Inc., 8%, 2011		430,000	236,500

			$472,800

Airlines – 1.2%
AMR Corp., 7.858%, 2011		$135,000	$116,775
Continental Airlines, Inc., 7.339%, 2014		524,000	335,360

			$452,135

Apparel Manufacturers – 0.6%
Broder Brothers Co., 11.25%, 2010		$260,000	$60,450
Hanesbrands, Inc., FRN, 5.697%, 2014		220,000	145,200

			$205,650

Asset Backed & Securitized – 5.9%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		$175,928	$66,438
Banc of America Commercial Mortgage, Inc., 5.772%, 2051		600,000	209,096
Banc of America Commercial Mortgage, Inc., 6.2%, 2051 (z)		450,000	39,752
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049		200,000	114,181
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051		176,159	64,554
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		275,000	33,246
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		190,000	114,073
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		197,320	73,410
CWCapital Cobalt Ltd., 5.223%, 2048		55,000	35,617
GS Mortgage Securities Corp., 5.56%, 2039		230,000	151,427
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		415,000	159,466
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		354,818	127,185
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		320,000	191,782
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		250,617	35,415
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		404,598	50,883
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		1,169,622	126,024
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		155,000	24,168
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		155,000	23,668
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		450,000	167,433
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		125,000	40,393
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		190,000	103,683
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		250,000	30,714
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		175,000	17,681
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		450,000	163,269

			$2,163,558

Automotive – 3.7%
Accuride Corp., 8.5%, 2015		$195,000	$58,500
Allison Transmission, Inc., 11%, 2015 (n)		400,000	194,000
FCE Bank PLC, 7.125%, 2012	EUR	500,000	386,664
Ford Motor Credit Co. LLC, 9.75%, 2010		$205,000	132,369
Ford Motor Credit Co. LLC, 12%, 2015		292,000	170,005
Ford Motor Credit Co. LLC, 8%, 2016		140,000	65,948
General Motors Corp., 8.375%, 2033		568,000	75,260
Goodyear Tire & Rubber Co., 8.625%, 2011		107,000	85,600
Goodyear Tire & Rubber Co., 9%, 2015		244,000	184,220

			$1,352,566

Broadcasting – 4.9%
Allbritton Communications Co., 7.75%, 2012		$685,000	$308,250
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		380,000	39,900
Clear Channel Communications, 10.75%, 2016 (n)		95,000	13,775

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
DirectTV Holdings LLC, 7.625%, 2016		$450,000	$432,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (z)		85,000	78,625
Lamar Media Corp., 6.625%, 2015		285,000	183,825
Lamar Media Corp., “C”, 6.625%, 2015		295,000	184,375
LBI Media, Inc., 8.5%, 2017 (z)		210,000	63,000
LIN TV Corp., 6.5%, 2013		460,000	239,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)		420,000	42,525
Newport Television LLC, 13%, 2017 (n)(p)		430,000	17,200
Nexstar Broadcasting Group, Inc., 7%, 2014		390,000	136,987
Univision Communications, Inc., 9.75%, 2015 (n)(p)		560,000	42,000
Young Broadcasting, Inc., 8.75%, 2014 (d)		120,000	13

			$1,781,675

Brokerage & Asset Managers – 0.4%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$605,000	$139,150

Building – 1.9%
Associated Materials, Inc., 9.75%, 2012		$135,000	$111,375
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		270,000	81,000
Building Materials Corp. of America, 7.75%, 2014		335,000	229,475
Nortek, Inc., 10%, 2013		220,000	88,000
Nortek, Inc., 8.5%, 2014		165,000	26,400
Ply Gem Industries, Inc., 9%, 2012		330,000	75,900
Ply Gem Industries, Inc., 11.75%, 2013		165,000	75,900

			$688,050

Business Services – 1.8%
First Data Corp., 9.875%, 2015		$320,000	$176,000
SunGard Data Systems, Inc., 9.125%, 2013		275,000	233,750
SunGard Data Systems, Inc., 10.25%, 2015		377,000	258,245

			$667,995

Cable TV – 4.4%
Cablevision Systems Corp., 8%, 2012		$325,000	$314,437
CCO Holdings LLC, 8.75%, 2013		405,000	315,900
Charter Communications, Inc., 8.375%, 2014 (n)		140,000	120,400
Charter Communications, Inc., 10.875%, 2014 (n)		70,000	64,750
CSC Holdings, Inc., 8.5%, 2014 (z)		85,000	81,600
Mediacom LLC, 9.5%, 2013		105,000	91,350
Time Warner Cable, Inc., 8.75%, 2019		200,000	213,489
Virgin Media Finance PLC, 8.75%, 2014	EUR	160,000	177,485
Virgin Media Finance PLC, 8.75%, 2014		$180,000	161,775
Virgin Media, Inc., 9.125%, 2016		100,000	87,875

			$1,629,061

Chemicals – 4.5%
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	$101,420
Innophos Holdings, Inc., 8.875%, 2014		$735,000	584,325
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		340,000	278,800
Momentive Performance Materials, Inc., 11.5%, 2016		435,000	91,350
Nalco Co., 7.75%, 2011		260,000	257,400
Nalco Co., 8.875%, 2013		360,000	348,300

			$1,661,595

Consumer Goods & Services – 5.0%
Corrections Corp. of America, 6.25%, 2013		$175,000	$167,562
GEO Group, Inc., 8.25%, 2013		175,000	157,500
Jarden Corp., 7.5%, 2017		330,000	257,400
KAR Holdings, Inc., 5.17%, 2014		100,000	36,000
KAR Holdings, Inc., 10%, 2015		385,000	130,900

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Goods & Services – continued
Service Corp. International, 7.375%, 2014	$50,000	$47,750
Service Corp. International, 6.75%, 2016	205,000	186,550
Service Corp. International, 7%, 2017	785,000	714,350
Ticketmaster, 10.75%, 2016 (n)	185,000	133,200

		$1,831,212

Containers – 2.4%
Crown Americas LLC, 7.625%, 2013	$215,000	$216,075
Graham Packaging Holdings Co., 9.875%, 2014	400,000	252,000
Greif, Inc., 6.75%, 2017	350,000	306,250
Owens-Brockway Glass Container, Inc., 8.25%, 2013	120,000	121,200

		$895,525

Defense Electronics – 1.4%
L-3 Communications Corp., 5.875%, 2015	$240,000	$221,400
L-3 Communications Corp., 6.375%, 2015	310,000	292,950

		$514,350

Electronics – 0.7%
Flextronics International Ltd., 6.25%, 2014	$265,000	$222,600
Freescale Semiconductor, Inc., 8.875%, 2014	165,000	29,700
Spansion, Inc., 11.25%, 2016 (d)(n)	515,000	12,231

		$264,531

Energy - Independent – 7.3%
Chaparral Energy, Inc., 8.875%, 2017	$335,000	$80,400
Chesapeake Energy Corp., 7%, 2014	114,000	97,470
Chesapeake Energy Corp., 9.5%, 2015	75,000	69,750
Chesapeake Energy Corp., 6.375%, 2015	410,000	335,175
Delta Petroleum Corp., 7%, 2015	15,000	5,850
Forest Oil Corp., 8.5%, 2014 (z)	105,000	95,550
Forest Oil Corp., 7.25%, 2019 (n)	170,000	136,000
Forest Oil Corp., 7.25%, 2019	100,000	80,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	25,000	19,125
Hilcorp Energy I LP, 9%, 2016 (n)	285,000	226,575
Mariner Energy, Inc., 8%, 2017	300,000	199,500
Mcmoran Exploration Co., 11.875%, 2014	80,000	58,200
Newfield Exploration Co., 6.625%, 2014	155,000	137,950
OPTI Canada, Inc., 8.25%, 2014	605,000	205,700
Petrohawk Energy Corp., 10.5%, 2014 (z)	115,000	113,275
Plains Exploration & Production Co., 7%, 2017	350,000	298,375
Quicksilver Resources, Inc., 7.125%, 2016	520,000	343,200
Range Resource Corp., 7.5%, 2016	15,000	13,875
SandRidge Energy, Inc., 8%, 2018 (n)	235,000	183,300

		$2,699,270

Entertainment – 1.3%
AMC Entertainment, Inc., 11%, 2016	$325,000	$292,500
Marquee Holdings, Inc., 9.505%, 2014	300,000	201,000

		$493,500

Financial Institutions – 2.2%
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)	$893,000	$581,341
GMAC Commercial Mortgage Securities, Inc., 7%, 2012 (z)	105,000	62,592
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014 (z)	190,000	92,260
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)	139,000	62,400

		$798,593

Food & Beverages – 4.4%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$210,000	$210,109

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
ARAMARK Corp., 8.5%, 2015		$430,000	$391,300
B&G Foods, Inc., 8%, 2011		325,000	295,750
Dean Foods Co., 7%, 2016		435,000	413,250
Del Monte Corp., 6.75%, 2015		335,000	319,925

			$1,630,334

Forest & Paper Products – 2.8%
Abitibi-Consolidated, Inc., 8.375%, 2015 (a)		$380,000	$34,200
Bowater, Inc., 6.5%, 2013 (a)		500,000	62,500
Buckeye Technologies, Inc., 8.5%, 2013		15,000	13,369
Georgia-Pacific Corp., 7.125%, 2017 (n)		190,000	174,325
Georgia-Pacific Corp., 8%, 2024		425,000	318,750
Graphic Packaging International Corp., 9.5%, 2013		240,000	178,800
Jefferson Smurfit Corp., 8.25%, 2012 (d)		125,000	10,000
Millar Western Forest Products Ltd., 7.75%, 2013		375,000	183,750
NewPage Holding Corp., 10%, 2012		90,000	27,225
Smurfit-Stone Container Corp., 8%, 2017 (d)		192,000	16,800

			$1,019,719

Gaming & Lodging – 5.6%
Boyd Gaming Corp., 6.75%, 2014		$250,000	$130,000
Circus & Eldorado Joint Venture, 10.125%, 2012		300,000	186,000
Firekeepers Development Authority, 13.875%, 2015 (z)		335,000	211,050
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)		695,000	45,175
Harrah’s Operating Co., Inc., 10.75%, 2016		979,000	137,060
Harrah’s Operating Co., Inc., 10%, 2018 (z)		224,000	62,720
Host Hotels & Resorts, Inc., 7.125%, 2013		160,000	126,800
Host Hotels & Resorts, Inc., 6.75%, 2016		160,000	115,200
MGM Mirage, 8.375%, 2011		304,000	76,000
MGM Mirage, 5.875%, 2014		90,000	37,350
Pinnacle Entertainment, Inc., 8.75%, 2013		20,000	17,800
Pinnacle Entertainment, Inc., 7.5%, 2015		795,000	524,700
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		100,000	86,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		75,000	51,375
Station Casinos, Inc., 6%, 2012 (d)		245,000	75,950
Station Casinos, Inc., 6.875%, 2016 (d)		715,000	21,450
Station Casinos, Inc., 6.625%, 2018 (d)		875,000	26,250
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		1,105,000	121,550

			$2,052,930

Industrial – 2.3%
Blount International, Inc., 8.875%, 2012		$190,000	$190,950
JohnsonDiversey, Inc., 9.625%, 2012	EUR	100,000	105,223
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$675,000	563,625

			$859,798

Insurance - Property & Casualty – 0.7%
USI Holdings Corp., 9.75%, 2015 (z)		$575,000	$254,438

Machinery & Tools – 0.5%
Case New Holland, Inc., 7.125%, 2014		$260,000	$178,100

Major Banks – 1.5%
Bank of America Corp., 8% to 2018, FRN to 2059		$575,000	$214,711
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		470,000	324,234

			$538,945

Medical & Health Technology & Services – 11.7%
Biomet, Inc., 10%, 2017		$135,000	$135,000
Biomet, Inc., 11.625%, 2017		405,000	374,625

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Community Health Systems, Inc., 8.875%, 2015		$550,000	$520,438
Cooper Cos., Inc., 7.125%, 2015		120,000	107,250
DaVita, Inc., 7.25%, 2015		440,000	426,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)		165,000	171,600
HCA, Inc., 6.375%, 2015		360,000	248,400
HCA, Inc., 9.25%, 2016		915,000	837,225
Psychiatric Solutions, Inc., 7.75%, 2015		350,000	307,125
U.S. Oncology, Inc., 10.75%, 2014		300,000	276,750
U.S. Oncology, Inc., FRN, 8.334%, 2012 (p)		284,000	170,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)		400,000	348,000
VWR Funding, Inc., 10.25%, 2015 (p)		525,000	383,250

			$4,306,863

Metals & Mining – 6.0%
Arch Western Finance LLC, 6.75%, 2013		$255,000	$238,425
FMG Finance Ltd., 10.625%, 2016 (n)		670,000	569,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		895,000	771,938
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015		120,000	89,700
Peabody Energy Corp., 7.375%, 2016		480,000	468,000
Rio Tinto Finance USA Ltd., 5.875%, 2013		90,000	81,809

			$2,219,372

Municipals – 2.9%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011		$575,000	$555,657
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		315,000	281,934
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		420,000	217,888

			$1,055,479

Natural Gas - Distribution – 2.0%
AmeriGas Partners LP, 7.125%, 2016		$345,000	$320,850
Inergy LP, 6.875%, 2014		450,000	414,000

			$734,850

Natural Gas - Pipeline – 4.9%
Atlas Pipeline Partners LP, 8.125%, 2015		$175,000	$111,125
Atlas Pipeline Partners LP, 8.75%, 2018		250,000	155,000
Colorado Interstate Gas Co., 6.8%, 2015		91,000	83,454
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		115,000	108,533
El Paso Corp., 6.875%, 2014		325,000	287,242
El Paso Corp., 8.25%, 2016		155,000	144,150
El Paso Corp., 7.25%, 2018		295,000	260,338
Williams Cos., Inc., 8.125%, 2012		140,000	137,900
Williams Cos., Inc., 7.75%, 2031		215,000	178,450
Williams Partners LP, 7.25%, 2017		400,000	348,000

			$1,814,192

Network & Telecom – 8.6%
Cincinnati Bell, Inc., 8.375%, 2014		$455,000	$416,325
Cincinnati Bell, Inc., 7%, 2015		395,000	359,450
Citizens Communications Co., 9.25%, 2011		350,000	357,000
Citizens Communications Co., 7.875%, 2027		325,000	237,250
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	265,467
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	135,000
Qwest Communications International, Inc., 7.25%, 2011		430,000	409,575
Qwest Communications International, Inc. “B”, 7.5%, 2014		250,000	211,875
Qwest Corp., 7.875%, 2011		125,000	123,125
Qwest Corp., 7.5%, 2014		145,000	128,869
Windstream Corp., 8.625%, 2016		550,000	528,000

			$3,171,936

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Printing & Publishing – 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)		$24,075	$14,445
American Media Operations, Inc., 14%, 2013 (p)(z)		248,288	124,144
Dex Media West LLC, 9.875%, 2013		978,000	149,145
Idearc, Inc., 8%, 2016 (a)		317,000	4,755
Morris Publishing, 7%, 2013 (d)		310,000	15,500
Nielsen Finance LLC, 10%, 2014		205,000	169,125
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		175,000	68,250
Quebecor World, Inc., 6.125%, 2013 (d)		240,000	7,500
Tribune Co., 5.25%, 2015 (d)		160,000	4,000

			$556,864

Retailers – 1.0%
Couche-Tard, Inc., 7.5%, 2013		$70,000	$66,150
General Nutrition Centers, Inc., 7.584%, 2014 (p)		205,000	120,950
Rite Aid Corp., 9.5%, 2017		80,000	19,600
Sally Beauty Holdings, Inc., 10.5%, 2016		185,000	160,488

			$367,188

Specialty Chemicals – 0.7%
INVISTA, 9.25%, 2012 (n)		$285,000	$262,200

Specialty Stores – 0.7%
Payless ShoeSource, Inc., 8.25%, 2013		$295,000	$249,275

Telecommunications - Wireless – 4.6%
Alltel Corp., 7%, 2012		$519,000	$533,272
Crown Castle International Corp., 9%, 2015		165,000	160,875
MetroPCS Wireless, Inc., 9.25%, 2014		225,000	212,625
Sprint Nextel Corp., 8.375%, 2012		290,000	234,900
Sprint Nextel Corp., 8.75%, 2032		70,000	42,175
Sprint Nextel Corp., FRN, 1.866%, 2010		95,000	82,478
Wind Acquisition Finance S.A., 10.75%, 2015 (z)		415,000	416,037

			$1,682,362

Telephone Services – 0.3%
Embarq Corp., 7.995%, 2036		$160,000	$124,800

Tobacco – 2.2%
Alliance One International, Inc., 8.5%, 2012		$295,000	$255,175
Altria Group, Inc., 9.7%, 2018		250,000	261,750
Reynolds American, Inc., 7.625%, 2016		345,000	303,069

			$819,994

Transportation - Services – 1.3%
Eurocar Groupe S.A., FRN, 5.459%, 2013 (n)	EUR	300,000	$85,573
Hertz Corp., 8.875%, 2014		$635,000	311,150
Quality Distribution, Inc., 9%, 2010		265,000	96,725

			$493,448

Utilities - Electric Power – 7.1%
AES Corp., 8%, 2017		$160,000	$136,000
Dynegy Holdings, Inc., 7.5%, 2015		170,000	105,400
Dynegy Holdings, Inc., 7.125%, 2018		540,000	280,800
Dynegy Holdings, Inc., 7.75%, 2019		105,000	63,525
Edison Mission Energy, 7%, 2017		270,000	228,150
Mirant North America LLC, 7.375%, 2013		445,000	407,175
NRG Energy, Inc., 7.375%, 2016		665,000	613,462
NRG Energy, Inc., 7.375%, 2017		245,000	226,625
Reliant Energy, Inc., 7.875%, 2017		188,000	136,770

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	$820,000	$414,100

		$2,612,007

Total Bonds		$45,716,310

Floating Rate Loans – 8.0% (g)(r)
Aerospace – 0.6%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$27,154	$12,476
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.8%, 2014	462,432	212,462

		$224,938

Automotive – 1.1%
Federal-Mogul Corp., Term Loan B, 2.35%, 2014	$271,069	$127,403
Ford Motor Co., Term Loan B, 5%, 2013	497,716	159,062
General Motors, Term Loan B, 4.14%, 2013	362,961	130,018
Mark IV Industries, Inc., Term Loan, 10.38%, 2011	306,318	9,189

		$425,672

Broadcasting – 0.6%
Gray Television, Inc., Term Loan, 2.51%, 2014 (o)	$111,202	$55,823
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	308,618	115,269
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	109,414	40,866

		$211,958

Building – 0.1%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$30,512	$20,799

Business Services – 0.6%
First Data Corp., Term Loan B-1, 3.22%, 2014	$372,330	$244,388

Cable TV – 0.3%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$141,537	$112,345

Consumer Goods & Services – 0.1%
KAR Holdings, Inc., Term Loan B, 3.25%, 2013	$40,669	$27,361

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$105,621	$45,643

Forest & Paper Products – 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$97,621	$71,068

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.69%, 2014	$525,000	$26,250

Industrial – 0.1%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$30,573	$21,401

Medical & Health Technology & Services – 1.2%
Community Health Systems, Inc., Term Loan, 2.72%, 2014	$13,641	$11,549
Community Health Systems, Inc., Term Loan B, 3.43%, 2014	266,584	225,718
HCA, Inc., Term Loan B, 3.7%, 2013	234,833	197,945

		$435,212

Printing & Publishing – 0.6%
Nielsen Finance LLC, Term Loan B, 2.44%, 2013	$165,685	$129,994
Tribune Co., Incremental Term Loan, 6.5%, 2014 (d)	410,906	81,007

		$211,001

Specialty Chemicals – 0.1%
Lyondell Basell, Term Loan B-2, 2014 (o)	$86,173	$15,942
Lyondell Chemical Co., Term Loan B-2, 5.75%, 2014	138,825	28,980

		$44,922

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.76%, 2013	$67,886	$37,959

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer				Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Utilities - Electric Power – 2.1%
Calpine Corp., DIP Term Loan, 4.33%, 2014				$288,899	$209,555
NRG Energy, Inc., Letter of Credit, 2.95%, 2013				74,634	68,533
NRG Energy, Inc., Term Loan, 2.67%, 2013				151,877	139,461
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.95%, 2014				582,199	363,146

					$780,695

Total Floating Rate Loans					$2,941,612

Common Stocks – 1.4%
Cable TV – 0.7%
Cablevision Systems Corp., “A”				4,000	$51,960
Comcast Corp., “A”				10,800	141,048
Time Warner Cable, Inc., “A” (a)				3,900	71,097

					$264,105

Energy - Integrated – 0.2%
Chevron Corp.				900	$54,639

Gaming & Lodging – 0.3%
MGM Mirage (a)				1,700	$5,950
Pinnacle Entertainment, Inc. (a)				15,700	117,907

					$123,857

Printing & Publishing – 0.0%
American Media, Inc.				4,713	$10,086

Telephone Services – 0.2%
Windstream Corp.				10,900	$81,314

Trucking – 0.0%
Quality Distribution, Inc. (a)(z)				2,687	$5,186

Total Common Stocks					$539,187

Preferred Stocks – 0.4%
Automotive – 0.1%
Preferred Blocker, Inc., 7% (z)				229	$39,102

Major Banks – 0.3%
Bank of America Corp., 8.625%				12,500	$98,125

Total Preferred Stocks					$137,227

	Strike Price		First Exercise
Warrants – 0.0%
Cable TV – 0.0%
SIRIUS XM Radio, Inc. (1share for 1 warrant) (a)		$9.83	9/16/00	600	$156

Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	350	$0

Total Warrants					$156

Money Market Funds (v) – 4.7%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value				1,720,764	$1,720,764

Total Investments					$51,055,256

Other Assets, Less Liabilities – (38.7)%					(14,250,753)

Net Assets – 100.0%					$36,804,503

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,307,958, representing 9.0% of net assets.

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 14%, 2013	1/29/09	$124,144	$124,144
American Media Operations, Inc., 9%, 2013	1/29/09	14,445	14,445
Banc of America Commercial Mortgage, Inc., 6.2%, 2051	6/19/08	325,497	39,752
CSC Holdings, Inc., 8.5%, 2014	1/08/09	75,728	81,600
Firekeepers Development Authority, 13.875%, 2015	4/22/08	327,211	211,050
Forest Oil Corp., 8.5%, 2014	2/11/09	99,935	95,550
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 2/03/09	163,564	171,600
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08-1/08/09	731,599	581,341
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014	2/09/09	124,450	92,260
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	74,025	62,592
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	82,620	62,400
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	259,362	62,720
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2/27/09	78,563	78,625
Jazztel PLC (Warrants)	11/29/00	602	—
LBI Media, Inc., 8.5%, 2017	7/18/07	206,535	63,000
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 9/08/08	420,525	42,525
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	135,000
Petrohawk Energy Corp., 10.5%, 2014	1/22/09 - 2/10/09	106,002	113,275
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	176,330	39,102
Quality Distribution, Inc.	12/28/06	—	5,186
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	548,500	254,438
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	416,038	416,037

Total Restricted Securities			$2,746,642
% of Net Assets			7.5%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR                 Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,387,091	$48,658,079	$10,086	$51,055,256
Other Financial Instruments	$—	$18,883	$—	$18,883

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	10,086	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	$10,086	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$78,921,948

Gross unrealized appreciation	$295,026
Gross unrealized depreciation	(28,161,718)

Net unrealized appreciation (depreciation)	$(27,866,692)

The aggregate cost above includes prior fiscal year end tax adjustments. .

(3) Derivative Contracts at 2/28/09

Forward Foreign Currency Exchange Contracts at 2/28/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	904,662	5/20/09	$1,165,476	$1,146,593	$18,883

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/09 - Continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,243,458	(522,694)	1,720,764

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$422	$1,720,764

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. FWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.